UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2007

Date of reporting period:	9/30/2006

Item 1 – Reports to Stockholders

Directors

Michael J. Downey, Chairman

Jessica M. Bibliowicz

David J. Brennan

Robert H. Burns

Olarn Chaipravat

Robert F. Gunia

Douglas Tong Hsu

Duncan M. McFarland

David G. P. Scholfield

Nicholas T. Sibley

Officers

Ronald G. M. Watt, President

Robert F. Gunia, Vice President and Treasurer

M. Sadiq Peshimam, Assistant Treasurer

Deborah A. Docs, Secretary and Chief Legal Officer

Lee D. Augsburger, Chief Compliance Officer

Investment Manager

Baring Asset Management (Asia) Limited

1901 Edinburgh Tower

15 Queen’s Road Central

Hong Kong

Administrator

Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

Transfer Agent

Computershare Trust Company N.A.

P.O. Box 43011

Providence, RI 02940-3011

Independent Auditors

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30, 2006 were not audited and, accordingly, no opinion is expressed on them.

This report, including the financial statements herein, is transmitted to the shareholders of The Asia Pacific Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The Asia Pacific Fund, Inc.

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102-4077

For general information on the Fund, please call (toll-free) the Altman Group, our shareholders’ servicing agent toll-free at:

1-(888) 4-ASIA-PAC

Current information about the Fund is available on its website (http://www.asiapacificfund.com). This website includes monthly updates of the Fund’s performance and other data as well as the Manager’s quarterly presentation of performance and asset allocations and comments on the current Asian outlook.

The Fund’s CUSIP number is 044901106

APBS

The Asia Pacific Fund, Inc.

Semi-Annual Report

September 30, 2006

www.asiapacificfund.com

The Asia Pacific Fund, Inc.

As of September 30, 2006 (Unaudited)

OUR TOLL-FREE LINE:

1-888-4-ASIA-PAC

For further information on the Fund, please call. In addition, the Fund makes available monthly portfolio information. If you would like to receive this information please call the toll-free number indicated above.

Statistics

Total Net Assets	$227,123,592
Shares Outstanding	10,344,073
Net Asset Value	$21.96
Equity	100.0%(a)

Total Returns (US Dollar terms)

Period	Market Price(b)	NAV(c)
3 months ended 9/30/06	5.3%	8.8%
6 months ended 9/30/06	8.2%	6.9%
9 months ended 9/30/06	19.8%	17.8%
1 Year ended 9/30/06	27.5%	27.2%
3 Years ended 9/30/06	76.8%	86.8%
5 Years ended 9/30/06	226.3%	192.4%
10 Years ended 9/30/06	92.0%	81.1%
Since inception(d)	445.1%	542.2%
Since inception(d) (annualized)	9.1%	10.1%

Other Information

Ticker Symbol	APB
Primary Exchange	NYSE
Dividend Repurchase Program	Yes

Footnote section

(a)	Expressed as a percentage of total investments.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. These calculations do not include brokerage commissions.
(c)	This information represents the historical net asset value per share performance of The Asia Pacific Fund, Inc. Net asset value per share performance has been computed by the Investment Manager and is calculated assuming reinvestment of dividends and distributions. Because net asset value per share performance does not reflect market price, it is not the same as total investment return.
(d)	Investment operations commenced on May 4, 1987.

Portfolio Characteristics

(As of September 30, 2006)

Top Ten Equity Holdings

(% of Total Net Assets)

Samsung Electronics Co., Ltd.	5.0%
Hon Hai Precision Industry Co., Ltd.	3.6%
Taiwan Fertilizer Co., Ltd.	2.8%
Kookmin Bank	2.7%
BOC Hong Kong Holdings, Ltd.	2.5%
Capitaland, Ltd.	2.2%
Shinsegae Co., Ltd.	2.2%
Esprit Holdings, Ltd.	2.2%
Foxconn Technology Co., Ltd.	2.0%
China Mobile, Ltd.	2.0%

Equity Country Weightings

(% of Total Net Assets)

Hong Kong	35.6%	India	2.8%
South Korea	27.6%	Thailand	2.8%
Taiwan	16.2%	Malaysia	1.6%
Singapore	8.7%	Philippines	0.3%
Indonesia	3.0%	Cash	1.4%

Sector Breakdown: Top Ten Industries

(% of Total Net Assets)

Information Technology	21.2%
Banking	14.0%
Industrials	12.9%
Consumer Discretionary	10.2%
Real Estate-Developers	9.9%
Materials	8.6%
Energy	5.8%
Consumer Staples	5.0%
Insurance	4.3%
Telecommunications	3.6%

REPORT OF THE INVESTMENT MANAGER

For the period from March 31 to September 30, 2006 (Unaudited)

PERFORMANCE

During the last six months the Fund’s net asset value (NAV) per share increased by US$1.42 from US$20.54 to US$21.96. In percentage terms, the Fund’s total return performance was 6.9%. This compares with the return of its referenced benchmark index, the MSCI All Country Far East Ex-Japan Gross Index (“Index”) of 5.6%.

The chart below illustrates the Fund’s net asset value performance per share during the period:

Source: Baring Asset Management

Local Currencies vs. the US Dollar

Currency US$/local rate	March 31, 2006	June 30, 2006	Sept. 30, 2006	March 31 to Sept. 30, 2006 Change %*
North Asia
Chinese Renminbi	8.02	7.99	7.90	1.5
Hong Kong Dollar	7.76	7.77	7.79	-0.4
South Korean Won	972	949	947	2.6
New Taiwan Dollar	32.45	32.38	33.10	-2.0
ASEAN
Malaysian Ringgit	3.68	3.67	3.69	-0.3
Philippine Peso	51.16	53.13	50.19	1.9
Singaporean Dollar	1.62	1.58	1.59	1.9
Thai Baht	38.89	38.15	37.59	3.5
Indonesian Rupiah	9,087	9,263	9,225	-1.5
South Asia
Indian Rupee	44.56	46.04	45.93	-3.0

* - denotes a depreciation of the local currency vs. the USD Source: Factset (Baring Asset Management)

STOCK MARKET PERFORMANCE

March 31 to September 30, 2006

Country - Index	March 31 to June 30, 2006 Market Change % US $	June 30 to Sept. 30, 2006 Market Change % US $	March 31 to Sept. 30, 2006 Market Change % US $
North Asia
MSCI Korea	-3.0	5.5	2.3
MSCI China	2.3	8.8	10.8
MSCI Hong Kong	-0.1	6.3	6.3
MSCI Taiwan	0.9	3.4	4.3
ASEAN
MSCI Malaysia Free	-1.1	5.9	4.7
MSCI Singapore Free	0.3	6.9	7.1
MSCI Thailand Free	-5.0	6.7	1.4
MSCI Indonesia Free	-1.8	18.5	16.4
MSCI Philippines Free	-6.3	27.6	19.5
South Asia
MSCI India	-9.3	18.1	7.1

MSCI Combined Far East Free Ex Japan	-0.6	6.3	5.6

Source: Factset

COUNTRY ALLOCATION

(% of Net Assets)

Country	March 31, 2006	June 30, 2006	Sept. 30, 2006
North Asia	86.0%	79.8%	79.4%
Hong Kong/China	35.9	33.4	35.6
Korea	31.5	30.2	27.6
Taiwan	18.6	16.2	16.2
ASEAN	20.7	16.5	16.4
Indonesia	2.0	2.1	3.0
Philippines	0.8	0.8	0.3
Malaysia	2.8	2.7	1.6
Singapore	11.0	8.8	8.7
Thailand	4.1	2.1	2.8
South Asia
India	2.3	2.4	2.8
Borrowings	-9.4	0.0	0.0
Cash	0.4	1.3	1.4

PORTFOLIO & MARKET REVIEW

Over the six month period to September 30, 2006, the Asian markets, in aggregate, rose by 5.6% in USD terms, as measured by the Index. The top three leading markets, in USD terms, included Philippines (+19.5%), Indonesia (+16.4%) and China (+10.8%). The bottom three, in USD terms, included Thailand (+1.4%), Korea (+2.3%) and Taiwan (+4.3%).

The Asian markets, similar to their global counterparts, were volatile during the period under review. Following on the strength in the first quarter, the markets opened strongly, gaining 11.8% in USD terms by early May. They then abruptly reversed and fell by 18.6% over the four-week period from mid-May to mid-June. Reasons included concerns over much higher-than-anticipated rate hikes by the US Federal Reserve, combined with revised expectations of a more significant slowdown in the US and the reversal of investors’ risk appetite, from one which was very high (i.e., optimistic) to a much more cautious one (i.e., pessimistic). The Asian markets experienced one of the worst fund outflows over the past few years. Some brokers estimated that about USD 12 billion of net selling took place in the two months of May and June. The markets then recovered and by the end of September had risen by 13.7%, boosted by the US Federal Reserves declaration of a pause in their monetary tightening phase, plus bargain-hunting by investors. Fundamentally, the latest economic data releases in Asia point to a continuing strong economic backdrop. China’s June quarter GDP again surprised on the upside, showing a robust quarter-on-quarter annualized growth rate of 13.3% in local currency terms (11.3% rise year-on-year). Its inflation remained low, rising at 1.5% on a year-on-year basis.

Asian currencies’ movements over the period under review were mixed. Those that fell against the USD included the Hong Kong Dollar, New Taiwan Dollar, Malaysian Ringgit, Indian Rupee and the Indonesian Rupiah. Those that rose against the USD included the Chinese Renminbi, South Korean Won, Philippine Peso, Singaporean Dollar and the Thai Baht.

The overall strategy of the Fund, in the period under review, was to re-orient the portfolio from a growth/cyclical focus with leverage, to one that is moderately more defensive. The exposure to Hong Kong and Hong Kong-listed China shares, Thailand, Singapore, Korea, Philippines, Malaysia and Taiwan was reduced and leverage closed out. The Investment Manager added to Indonesia, Chinese A-shares and India. In terms of sector allocation highlights, Consumer Discretionary and Materials were added, funded principally by reductions in Industrials, Energy, Technology and Telecoms.

Over the period under review, the Fund’s NAV per share appreciated 6.9% in USD terms. Against its referenced benchmark, the Fund’s performance was comfortably ahead, owing principally to strong stock selection. Value detraction included stock selection both in Singapore and India, together with the effect and cost of leverage. This was however more than offset by positive contributions from the large exposure to the out-performing market of China and good stock selection in Hong Kong, China and Taiwan. Stocks including Taiwan Fertilizer (undervalued property asset play), Samsung Heavy Industries (shipbuilding) and Foxconn Technology (technology—hardware components manufacturer) contributed strongly to performance.

Next year, we expect the US and global economies to slow down moderately and the US Federal Reserve to hold rates stable. The global backdrop should be reasonably positive for the equities asset class. Based on our team’s long-term assessment of key factors including growth, liquidity, currency, management and valuation, it is our belief that Asian markets are likely to continue to be re-rated in the medium term.

Baring Asset Management (Asia) Ltd.

October 19th, 2006

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

September 30, 2006

(Unaudited)

Shares	Description	Value (Note 1)
	EQUITIES—98.6%
	HONG KONG—35.6%
2,525,000	BOC Hong Kong Holdings, Ltd.	$5,671,863
	(Banking)
750,000	Cafe De Coral Holdings, Ltd.	1,193,739
	(Consumer Discretionary)
5,295,000	China Construction Bank (Class “H” Shares)	2,290,457
	(Banking)
1,796,000	China Life Insurance Co., Ltd. (Class “H” Shares)	3,513,319
	(Insurance)
3,110,500	China Merchants Bank Co., Ltd. (Class “H” Shares)(a)	4,383,882
	(Banking)
653,500	China Mobile, Ltd.	4,617,737
	(Telecommunications)
3,080,000	China Oilfield Services, Ltd. (Class “H” Shares)	1,656,498
	(Energy)
3,472,000	China Overseas Land & Investment, Ltd.	2,678,431
	(Real Estate-Developers)
680,000	China Resources Enterprise, Ltd.	1,473,356
	(Consumer Discretionary)
1,289,500	China Shenhua Energy Co., Ltd. (Class “H” Shares)	2,075,607
	(Energy)
2,455,000	CNOOC, Ltd.	2,041,986
	(Energy)
544,500	Esprit Holdings, Ltd.	4,965,789
	(Consumer Discretionary)
1,154,000	Foxconn International Holdings, Ltd.(a)	3,555,031
	(Information Technology)
914,500	Greentown China Holdings, Ltd.(a)	1,220,797
	(Real Estate-Developers)
3,256,800	Guangzhou R&F Properties Co., Ltd.	4,590,075
	(Real Estate-Developers)

Shares	Description	Value (Note 1)
1,828,000	Hengan International Group Co., Ltd.	$3,927,878
	(Consumer Staples)
889,000	Hongkong Land Holdings, Ltd.	3,449,320
	(Real Estate-Developers)
302,000	Hopson Development Holdings, Ltd.	609,377
	(Real Estate-Developers)
445,800	iShares Asia Trust-iShares A50 China Tracker	3,584,986
	(Mutual Fund)
969,400	Kingboard Chemical Holdings, Ltd.	3,490,295
	(Information Technology)
1,540,000	Li & Fung, Ltd.	3,826,946
	(Consumer Discretionary)
2,319,000	Nine Dragons Paper Holdings, Ltd.	2,622,424
	(Materials)
224,500	Parkson Retail Group, Ltd.	831,359
	(Consumer Discretionary)
4,110,000	PetroChina Co., Ltd. (Class “H” Shares)	4,420,915
	(Energy)
2,200,000	Ports Design, Ltd.	3,388,677
	(Consumer Discretionary)
1,010,000	Shui On Land, Ltd.(a)	693,588
	(Real Estate-Developers)
7,832,000	Zijin Mining Group Co., Ltd. (Class “H” Shares)	3,900,594

	(Materials)
		80,674,926

	INDIA—2.8%
78,147	Housing Development Finance Corp., Ltd.	2,608,842
	(Banking)
328,463	Rolta India, Ltd.	1,569,184
	(Information Technology)
118,932	Tata Motors, Ltd.	2,231,545

	(Industrials)
		6,409,571

See Notes to Financial Statements.

Shares	Description	Value (Note 1)

	INDONESIA—3.0%
52,250,500	Bank Internasional Indonesia	$1,104,482
	(Banking)
2,219,500	Bank Rakyat Indonesia	1,178,921
	(Banking)
447,000	International Nickel Indonesia	1,114,472
	(Materials)
3,778,500	Telekomunikasi Indonesia	3,461,065

	(Telecommunications)
		6,858,940

	MALAYSIA—1.6%
1,340,000	Commerce Holdings Berhad	2,416,215
	(Banking)
474,200	Malaysian International Shipping Berhad	1,105,781

	(Industrials)
		3,521,996

	PHILIPPINES—0.3%
82,420	Ayala Corp.	780,026

	(Diversified Financials)

	SINGAPORE—8.7%
2,541,000	Ascott Group, Ltd.	1,631,872
	(Real Estate-Developers)
3,175,000	Banyan Tree Holdings, Ltd.(a)	1,699,197
	(Consumer Discretionary)
1,591,000	Capitaland, Ltd.	5,058,744
	(Real Estate-Developers)
160,000	DBS Group Holdings., Ltd.	1,934,204
	(Banking)
222,000	Keppel Corp., Ltd.	2,068,692
	(Industrials)
845,000	Keppel Land, Ltd.	2,638,879
	(Real Estate-Developers)
459,000	SembCorp Marine, Ltd.	965,251
	(Industrials)
945,000	SIA Engineering Co.	2,094,381
	(Industrials)
2,273,000	Tat Hong Holdings, Ltd.	1,588,560

	(Diversified Financials)
		19,679,780

Shares	Description	Value (Note 1)

	SOUTH KOREA—27.6%
112,410	Doosan Infracore Co., Ltd.	$2,227,411
	(Industrials)
32,310	GS Engineering & Construction Corp.	2,260,420
	(Industrials)
107,356	Hynix Semiconductor, Inc.(a)	4,231,840
	(Information Technology)
46,070	Hyundai Engineering & Construction Co., Ltd.(a)	2,478,164
	(Industrials)
30,738	Hyundai Motor Co.	2,631,205
	(Consumer Discretionary)
76,579	Kookmin Bank	6,037,298
	(Banking)
41,230	KT&G Corp.	2,505,390
	(Consumer Staples)
145,970	LG Corp.	4,242,193
	(Industrials)
140,000	LG International Corp.	3,365,918
	(Industrials)
17,621	Posco	4,562,372
	(Materials)
154,520	Pusan Bank	1,910,577
	(Banking)
16,268	Samsung Electronics Co., Ltd.	11,415,537
	(Information Technology)
17,492	Samsung Fire & Marine Insurance Co., Ltd.	2,689,655
	(Insurance)
165,400	Samsung Heavy Industries Co., Ltd.	4,037,770
	(Industrials)
9,599	Shinsegae Co., Ltd.	4,970,684
	(Consumer Staples)
84,590	Woongjin Coway Co., Ltd.	2,065,024
	(Consumer Discretionary)
7,489	Yuhan Corp.	1,163,417

	(Health Care)
		62,794,875

	TAIWAN—16.2%
1,108,485	China Steel Corp.	954,508
	(Materials)
763,000	Delta Electronics, Inc.	2,190,045
	(Information Technology)

See Notes to Financial Statements.

Shares	Description	Value (Note 1)

	TAIWAN—(cont’d.)
3,112,584	Far Eastern Textile, Ltd.(b)	$2,308,752
	(Industrials)
515,040	Foxconn Technology Co., Ltd.	4,637,266
	(Information Technology)
139,400	High Tech Computer Corp.	3,689,535
	(Information Technology)
1,355,947	Hon Hai Precision Industry Co., Ltd.	8,255,104
	(Information Technology)
368,000	MediaTek, Inc.	3,491,261
	(Information Technology)
3,863,479	Shin Kong Financial Holding Co., Ltd.	3,554,436
	(Insurance)
1,286,673	Siliconware Precision Industries Co., Ltd.	1,533,628
	(Information Technology)
3,860,000	Taiwan Fertilizer Co., Ltd.	6,274,432

	(Materials)
		36,888,967

	THAILAND—2.8%
2,486,500	BEC World PCL—NVDR	1,125,263
	(Consumer Discretionary)
1,077,300	PTT Exploration & Production PCL(c)	3,039,899
	(Energy)
1,377,700	Siam Commercial Bank PCL(c)	2,200,506

	(Banking)
		6,365,668

	Total Investments—98.6% (cost $156,616,679; Note 4)	223,974,749
	Other assets in excess of liabilities—1.4%	3,148,843

	Net Assets—100%	$227,123,592

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing securities.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the company.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The following abbreviation is used in the Portfolio of Investments:

NVDR—Non-Voting Depositary Receipt

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2006 was as follows:

Information Technology	21.2%
Banking	14.0
Industrials	12.9
Consumer Discretionary	10.2
Real Estate-Developers	9.9
Materials	8.6
Energy	5.8
Consumer Staples	5.0
Insurance	4.3
Telecommunications	3.6
Mutual Fund	1.6
Diversified Financials	1.0
Health Care	0.5

98.6
Other assets in excess of liabilities	1.4

Total	100.0%

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Statement of Assets and Liabilities

September 30, 2006

(Unaudited)

Assets
Investments, at value (cost $156,616,679)	$223,974,749
Cash	4,871,970
Foreign currency (cost $3,439,162)	3,423,105
Receivable for investments sold	1,135,656
Dividends receivable	93,005
Prepaid assets	7,700

Total assets	233,506,185

Liabilities
Payable for investments purchased	5,995,123
Accrued expenses and other liabilities	190,443
Investment management fee payable	152,330
Administration fee payable	44,697

Total liabilities	6,382,593

Net Assets	$227,123,592

Net assets comprised:
Common stock, at par	$103,441
Paid-in capital in excess of par	131,192,212

131,295,653
Undistributed net investment income	1,278,712
Accumulated net realized gains on investments and foreign currency transactions	27,204,324
Net unrealized appreciation on investments and foreign currencies	67,344,903

Net Assets, September 30, 2006	$227,123,592

Net Asset Value per share: ($227,123,592 ÷ 10,344,073 shares of common stock outstanding)	$21.96

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Statement of Operations

Six Months Ended September 30, 2006

(Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $299,807)	$3,471,880
Interest	14,358

Total income	3,486,238

Expenses
Investment management fee	911,694
Administration fee	267,646
Loan interest expense (Note 6)	237,542
Custodian’s fees and expenses	141,000
Directors’ fees and expenses	113,000
Reports to shareholders	94,000
Legal fees and expenses	87,000
Insurance expenses	54,000
Audit fees and expenses	26,000
Transfer agent’s fees and expenses	14,000
Registration expenses	13,000
Miscellaneous	35,947

Total expenses	1,994,829

Net investment income	1,491,409

Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) on:
Investment transactions	12,435,720
Foreign currency transactions	(180,561)

12,255,159

Net change in unrealized appreciation/(depreciation) on:
Investments (net of change in Indian capital gains taxes of $29,679)	975,679
Foreign currencies	(17,165)

958,514

Net gain on investments and foreign currencies	13,213,673

Net Increase in Net Assets Resulting from Operations	$14,705,082

See Notes to Financial Statements.

THE ASIA PACIFIC FUND, INC.

Statement of Changes in Net Assets

(Unaudited)

Increase in Net Assets	Six Months Ended September 30, 2006	Year Ended March 31, 2006

Operations

Net investment income	$1,491,409	$1,122,159

Net realized gain on investments and foreign currency transactions	12,255,159	27,100,142

Net change in unrealized appreciation on investments and foreign currencies	958,514	19,297,111

Net increase in net assets resulting from operations	14,705,082	47,519,412

Dividends and Distributions (Note 1)

Dividends paid from net investment income	—	(1,241,289)

Distributions paid from net realized capital gains	—	(5,792,681)

Total dividends and distributions	—	(7,033,970)

Total increase	14,705,082	40,485,442

Net Assets

Beginning of period	212,418,510	171,933,068

End of period(a)	$227,123,592	$212,418,510

(a) Includes undistributed net investment income of:	$1,278,712	—

THE ASIA PACIFIC FUND, INC.

Notes to Financial Statements

(Unaudited)

The Asia Pacific Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The Fund’s investment objective is to achieve long-term capital appreciation through investment of at least 80% of investable assets in equity securities of companies in the Asia Pacific countries.

Note 1. Accounting Policies	The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these assumptions.

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of short-term securities, holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the US dollar equivalent amounts actually received or paid. Net currency gains (losses) from valuing foreign currency denominated assets, other than investment securities, and liabilities at fiscal year end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of US companies as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains (losses) from security and foreign currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income and expenses are recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Dividends and Distributions: Dividends from net investment income, if any, are declared and paid at least annually. The Fund will distribute at least annually any net capital gains in excess of net capital loss carryforwards. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Taxes: It is the Fund’s intention to continue to meet the requirements of the US Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 2. Investment Management and Administration Agreements

The Fund has a management agreement with Baring Asset Management (Asia) Limited (the “Investment Manager”) and an administration agreement with Prudential Investments LLC (the “Administrator”).

The investment management fee, is computed weekly and payable monthly at the following annual rates: 1.00% of the Fund’s average weekly net assets up to $100 million and 0.70% of such assets in excess of $100 million.

The administration fee is also computed weekly and payable monthly at the following annual rates: 0.25% of the Fund’s average weekly net assets up to $200 million and 0.20% of such assets in excess of $200 million.

Pursuant to the agreements, the Investment Manager provides continuous supervision of the investment portfolio and the Administrator provides occupancy and certain clerical, administrative and accounting services for the Fund. Both the Investment Manager and the Administrator pay the cost of compensation of certain directors and officers of the Fund. The Fund bears all other costs and expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2006 aggregated $102,757,525 and $123,754,199 respectively.

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation on a tax basis as of September 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation Tax Basis
$158,272,107	$67,651,838	$1,949,196	$65,702,642

The difference between book basis and tax basis is attributable to deferred losses on wash sales and marking to market of unrealized gains on passive foreign investment companies.

Note 5. Capital	There are 30 million shares of $0.01 par value common stock authorized.

Note 6. Borrowings

The Fund currently is a party to a committed credit facility with The Bank of New York. The credit facility provides for a maximum commitment of $30,000,000 or 20% of the Fund’s net assets, whichever is lower. Interest on any borrowings under the credit facility will be at 0.50% plus the current LIBOR. The Fund pays a commitment fee of .05% of the unused portion of the facility. The commitment fee is accrued daily and paid quarterly. The purpose of the credit facility is to assist the Fund with its general cash flow requirements including the provision of portfolio leverage. For the period through July 31, 2006 the Fund was a party to a revolving loan facility with Barings (Guernsey) Limited, an affiliate and wholly owned division of Northern Trust Corporation. The credit facility provided for a maximum commitment of $30,000,000 or 25% of the Fund’s net assets, whichever was lower. Interest on any borrowings under the credit facility was at 0.75% plus the current LIBOR.

During the six months ended September 30, 2006, the Fund had an average daily outstanding loan balance of $18,337,349 and an average interest rate of 5.62%. The interest expense during the period ended September 30, 2006 was $237,542.

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and interim periods within those fiscal years and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

THE ASIA PACIFIC FUND, INC.

Financial Highlights

(Unaudited)

Per Share Operating Performance:	Six Months Ended September 30, 2006		Year Ended March 31,
			2006	2005	2004	2003	2002
Net asset value, beginning of period	$20.54		$16.62	$14.90	$9.10	$11.67	$10.05

Net investment income (loss)	0.14		0.11	0.18	0.09	0.01	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.28		4.49	1.69	5.89	(2.77)	1.52

Total from investment operations	1.42		4.60	1.87	5.98	(2.76)	1.49

Less dividends and distributions:
Dividends from net investment income	—		(0.12)	(0.15)	(0.18)	—	—
Distributions paid from net realized capital gains	—		(0.56)	—	—	—	—

Total dividends and distributions	—		(0.68)	(0.15)	(0.18)	—	—
Increase resulting from share repurchase	—		—	—	—	—	0.02
Increase resulting from tender offer	—		—	—	—	0.19	0.11

Net asset value, end of period	$21.96		$20.54	$16.62	$14.90	$9.10	$11.67

Market value, end of period	$19.90		$18.39	$14.65	$13.90	$8.10	$10.12

Total investment return(a)	8.21%		30.32%	6.48%	73.83%	(19.96)%	28.75%

Ratios to Average Net Assets:
Total expenses (including loan interest)(b)	1.83	%(c)	2.24%	2.01%	2.06%	2.25%	2.24%
Net investment income (loss)	1.37	%(c)	0.61%	1.18%	0.74%	0.09%	(0.31)%
Supplemental Data:
Average net assets (000 omitted)	$216,915		$184,611	$155,484	$128,632	$122,681	$148,224
Portfolio turnover rate	46	%(d)	122%	73%	73%	34%	49%
Net assets, end of period (000 omitted)	$227,124		$212,419	$171,933	$154,135	$94,127	$161,007

(a)	Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each fiscal period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. These calculations do not include brokerage commissions. Total returns for periods of less than a full year are not annualized.
(b)	The annual expense ratio without loan interest expense would have been 1.62% for the six months ended September 30, 2006, and 1.78%, 1.94%, 2.03% and 2.24% for the fiscal years ended March 31, 2006, 2005, 2004, and 2003, respectively.
(c)	Annualized.
(d)	Not annualized.

Contained above are selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund’s shares.

See Notes to Financial Statements.

Supplemental Proxy Information

The Annual Meeting of Stockholders of the Asia Pacific Fund, Inc. (the “Meeting”) was held on August 9, 2006.

The number of shares issued, outstanding and eligible to vote as of the record date of June 23, 2006 was 10,344,073 shares. Proxies representing 7,219,980 shares of Common Stock or 69.80% of the total outstanding shares voted in the following manner:

Proposal I: (Election of Class II Directors; Term Expiring in 2009)

	Total Vote For Each Director	Total Vote Withheld Each Director
Jessica M. Bibliowicz	7,133,679.000	86,301.000
Robert H. Burns	6,845,421.000	374,559.000
Douglas Tong Hsu	7,100,985.000	118,995.000
David G.P. Scholfield	7,138,339.000	81,641.000

The other directors, whose terms of office continued beyond the date of the Meeting, are Messrs. Brennan, Chaipravat, Downey, Gunia, McFarland and Sibley.

Additional Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters and within 60 days of the fiscal quarter end. Once filed, the Fund’s Form N-Q is available without charge on the SEC’s website (http//www.sec.gov) or by calling the Fund toll free at 1-(888) 4-ASIA-PAC. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information regarding the Fund’s proxy voting policies and procedures and its proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at its toll free number 1-(888) 4-ASIA-PAC on the cover of this report and on the SEC’s website (http//www.sec.gov) or on or through the Fund’s website address (www.asiapacificfund.com).

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.